Share capital, share premium and own shares (Tables)	6 Months Ended
Jun. 30, 2018
Share capital, share premium and own shares
Schedule of reconciliation of issued shares

	30 Jun 2018			31 Dec 2017
	Number of	Share	Share	Number of	Share	Share
	ordinary shares	capital	premium	ordinary shares	capital	premium
		£m	£m		£m	£m
Issued shares of 5p each fully paid:
At 1 January	2,587,175,445	129	1,948	2,581,061,573	129	1,927
Shares issued under share-based schemes	4,697,422	—	6	6,113,872	—	21
At end of period	2,591,872,867	129	1,954	2,587,175,445	129	1,948

Summary of options outstanding under save as you earn schemes to subscribe for shares

	Number of shares	Share price				Exercisable
	to subscribe for	range				by year
		from		to
30 June 2018	5,851,810	629	p	1,455	p	2023
31 December 2017	6,448,853	629	p	1,455	p	2023

Summary of purchases of own shares in respect of employee incentive plans

	Number of shares
	purchased	Cost
	(in millions)	£m
Half year 2018	1.8	32.2
Full year 2017	3.9	66.1